UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)    (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

September 30, 2018 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.5%
Australia | 2.5%
Alumina, Ltd.	669,232	$1,336,684
Whitehaven Coal, Ltd.	174,416	683,470
		2,020,154
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	12,750	1,115,868
Brazil | 1.0%
BB Seguridade Participacoes SA	77,302	461,299
Cielo SA	101,888	309,053
		770,352
Canada | 2.2%
Alaris Royalty Corp.	64,950	1,020,273
Suncor Energy, Inc.	18,090	699,987
		1,720,260
China | 7.8%
Agricultural Bank of China, Ltd., Class H	4,976,000	2,425,806
China Construction Bank Corp., Class H	1,797,180	1,558,919
China Mobile, Ltd. Sponsored ADR	30,082	1,471,912
JNBY Design, Ltd.	399,500	704,225
		6,160,862
France | 4.1%
Cie Generale des Etablissements Michelin SCA	4,459	532,370
Total SA	42,172	2,722,812
		3,255,182
Germany | 0.6%
Aroundtown SA	57,741	513,184
Hong Kong | 1.6%
Sands China, Ltd.	289,200	1,294,795
India | 0.3%
Indiabulls Housing Finance, Ltd.	20,549	242,809
Japan | 4.3%
Amada Holdings Co., Ltd.	100,800	1,075,407
Sumitomo Mitsui Financial Group, Inc.	47,000	1,896,980
Tokyo Electron, Ltd.	3,400	466,685
		3,439,072
Luxembourg | 0.7%
SES SA	26,999	592,219
Mexico | 0.5%
Fibra Uno Administracion SA de CV REIT	279,500	367,559
Netherlands | 5.7%
ABN AMRO Group NV	65,788	1,790,924
Description	Shares	Fair Value
Royal Dutch Shell PLC, B Shares	77,200	$2,701,659
		4,492,583
Peru | 0.6%
Credicorp, Ltd.	2,030	452,852
Portugal | 0.6%
Galp Energia SGPS SA	23,540	466,784
Russia | 1.7%
Mobile TeleSystems PJSC Sponsored ADR	107,407	916,182
Severstal PJSC GDR	24,825	412,332
		1,328,514
Singapore | 2.2%
BOC Aviation, Ltd.	81,700	633,665
DBS Group Holdings, Ltd.	26,400	502,466
NetLink NBN Trust	1,012,500	577,526
		1,713,657
Sweden | 1.1%
Nordea Bank AB	81,835	891,027
Switzerland | 1.8%
Novartis AG	16,810	1,448,323
Taiwan | 3.1%
Hon Hai Precision Industry Co., Ltd.	412,345	1,062,039
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	31,425	1,387,728
		2,449,767
United Kingdom | 6.8%
BP PLC	109,368	839,108
Cineworld Group PLC	96,449	396,396
Legal & General Group PLC	182,542	623,082
Rio Tinto PLC	43,387	2,188,966
St James’s Place PLC	90,791	1,351,867
		5,399,419
United States | 45.9%
Analog Devices, Inc.	9,885	913,967
AT&T, Inc.	51,053	1,714,360
Blackstone Mortgage Trust, Inc., Class A REIT	61,569	2,063,177
Brandywine Realty Trust	50,711	797,177
Chevron Corp.	6,014	735,392
Cisco Systems, Inc.	76,800	3,736,320
Citizens Financial Group, Inc.	13,825	533,230
CVS Health Corp.	7,865	619,133
Cypress Semiconductor Corp.	54,603	791,197
Eaton Corp. PLC	43,764	3,795,652
Extra Space Storage, Inc. REIT	10,140	878,530
Intel Corp.	10,830	512,151

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Description	Shares	Fair Value
Johnson & Johnson	10,889	$1,504,533
Leggett & Platt, Inc.	20,175	883,463
Lowe’s Cos., Inc.	5,768	662,282
Occidental Petroleum Corp.	30,007	2,465,675
PacWest Bancorp	23,374	1,113,771
Pattern Energy Group, Inc., Class A	108,562	2,157,127
Pfizer, Inc.	84,709	3,733,126
Rockwell Automation, Inc.	3,240	607,565
Starbucks Corp.	11,796	670,485
SunTrust Banks, Inc.	26,820	1,791,308
The Cheesecake Factory, Inc.	8,300	444,382
The Coca-Cola Co.	51,865	2,395,644
Valero Energy Corp.	4,730	538,037
Whirlpool Corp.	2,631	312,431
		36,370,115
Total Common Stocks (Cost $71,204,655)		76,505,357

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 14.2%
Brazil | 1.5%
Brazil NTN-F:
10.00%, 01/01/21	2,352	$587,622
10.00%, 01/01/27	2,656	602,119
		1,189,741
Dominican Republic | 0.5%
Dominican Republic Bonds (#), 15.95%, 06/04/21	16,500	375,807
Egypt | 3.7%
Egypt Treasury Bills:
0.00%, 03/26/19	44,800	2,250,684
0.00%, 08/20/19	13,950	651,308
		2,901,992
Ghana | 0.8%
Ghana Government Bonds:
16.50%, 03/22/21	1,460	285,707
16.50%, 02/06/23	1,830	325,435
		611,142
Indonesia | 0.6%
Indonesia Government Bonds, 8.375%, 09/15/26	6,853,000	466,785
Malaysia | 0.3%
Malaysia Government Bonds, 3.654%, 10/31/19	1,090	264,026
Description	Principal Amount (000) («)	Fair Value
Mexico | 1.3%
Mexican Bonos:
6.50%, 06/10/21	8,550	$442,954
5.75%, 03/05/26	13,350	628,264
		1,071,218
Russia | 1.7%
Russia Government Bonds - OFZ:
7.60%, 04/14/21	36,130	550,130
7.05%, 01/19/28	57,800	808,452
		1,358,582
South Africa | 3.1%
Republic of South Africa:
6.75%, 03/31/21	11,840	815,770
10.50%, 12/21/26	10,880	835,442
8.00%, 01/31/30	13,100	836,906
		2,488,118
Sri Lanka | 0.1%
Sri Lanka Government Bonds, 9.25%, 05/01/20	16,000	93,532
Turkey | 0.6%
Turkey Government Bonds, 2.00%, 10/26/22	3,160	486,887
Total Foreign Government Obligations (Cost $12,794,589)		11,307,830

Description	Shares	Fair Value
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $883,469)	883,469	$883,469
Total Investments | 111.8% (Cost $84,882,713) (»)		$88,696,656
Liabilities in Excess of Cash and Other Assets | (11.8)%		(9,380,947)
Net Assets | 100.0%		$79,315,709

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Forward Currency Contracts open at September 30, 2018:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	4,850,880	USD	124,000	BNP	10/09/18	$—	$7,631
ARS	12,620,400	USD	312,000	CIT	10/09/18	—	9,245
AUD	1,053,000	USD	765,768	HSB	11/05/18	—	4,438
BRL	2,562,056	USD	614,071	CIT	10/15/18	19,705	—
BRL	2,220,344	USD	659,032	CIT	10/16/18	—	109,821
CLP	401,462,400	USD	589,000	CIT	10/22/18	21,599	—
CLP	401,104,800	USD	612,000	HSB	10/30/18	—	1,837
CLP	514,273,500	USD	767,000	HSB	11/30/18	15,511	—
CNY	4,018,015	USD	587,000	HSB	10/24/18	—	2,764
COP	1,162,700,000	USD	385,000	CIT	10/17/18	7,476	—
COP	1,173,959,750	USD	395,000	CIT	10/26/18	1,311	—
COP	4,169,322,000	USD	1,387,000	SCB	11/30/18	19,003	—
CZK	25,402,000	USD	1,151,527	CIT	11/13/18	—	5,215
DOP	28,212,690	USD	561,000	CIT	12/14/18	—	1,053
EUR	1,009,877	USD	1,167,590	CIT	10/15/18	6,122	—
EUR	369,823	USD	430,637	SCB	10/15/18	—	817
EUR	509,300	USD	592,145	SCB	10/15/18	—	220
GHS	1,014,000	USD	212,134	CIT	11/05/18	—	7,470
GHS	665,105	USD	131,314	SCB	12/04/18	1,560	—
GHS	791,560	USD	154,000	SCB	12/04/18	4,137	—
HUF	113,917,500	USD	402,553	CIT	10/05/18	6,623	—
HUF	156,646,000	USD	569,700	CIT	11/20/18	—	5,202
HUF	113,917,500	USD	415,697	SCB	11/20/18	—	5,177
HUF	162,495,000	USD	594,156	SCB	12/21/18	—	6,812
IDR	4,623,705,000	USD	333,000	CIT	01/07/19	—	27,681
IDR	9,165,250,000	USD	601,000	CIT	01/07/19	4,213	—
IDR	1,646,690,000	USD	118,000	HSB	01/07/19	—	9,263
IDR	6,590,880,000	USD	414,000	HSB	09/20/19	3,650	—
IDR	5,568,144,000	USD	373,000	SCB	10/17/18	8	—
ILS	1,605,000	USD	436,614	CIT	11/07/18	5,838	—
ILS	2,628,000	USD	737,193	CIT	11/07/18	—	12,729
ILS	1,434,000	USD	397,102	SCB	11/29/18	—	1,078
INR	27,045,470	USD	391,000	HSB	10/09/18	—	18,502
INR	43,566,060	USD	602,924	HSB	10/09/18	—	2,887
INR	40,346,880	USD	608,000	SCB	10/09/18	—	52,302
KRW	865,744,540	USD	773,000	SCB	11/09/18	7,761	—
KZT	224,399,200	USD	579,843	CIT	06/19/19	—	1,213
KZT	99,906,650	USD	258,826	HSB	06/19/19	—	1,209
KZT	224,399,200	USD	658,932	SCB	12/06/18	—	51,940
KZT	149,617,000	USD	442,000	SCB	12/14/18	—	37,950
KZT	117,916,000	USD	328,000	SCB	01/31/19	—	13,137
MAD	5,448,975	USD	582,000	CIT	10/24/18	—	6,640
MXN	7,830,396	USD	413,951	CIT	11/09/18	2,002	—
MXN	10,587,000	USD	557,116	CIT	11/09/18	5,268	—
NGN	145,500,000	USD	388,000	HSB	12/27/18	6,682	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Forward Currency Contracts open at September 30, 2018 (concluded):
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
NGN	140,145,250	USD	371,000	SCB	12/27/18	$9,156	$—
PHP	21,230,790	USD	399,000	CIT	10/02/18	—	6,056
PHP	21,211,392	USD	389,000	CIT	11/29/18	1,607	—
PHP	32,547,155	USD	601,000	HSB	10/15/18	945	—
PLN	4,261,569	USD	1,146,000	CIT	11/13/18	10,921	—
RON	791,000	USD	200,081	CIT	10/26/18	—	2,862
RON	1,590,959	USD	397,194	CIT	03/15/19	—	1,364
THB	12,718,000	USD	392,732	CIT	10/24/18	791	—
THB	13,610,000	USD	410,574	HSB	10/02/18	10,267	—
THB	11,623,000	USD	354,941	HSB	11/08/18	4,864	—
THB	14,796,000	USD	456,945	HSB	11/08/18	1,085	—
THB	24,772,000	USD	757,299	SCB	11/14/18	9,691	—
TRY	2,581,449	USD	505,314	JPM	11/13/18	—	89,196
TRY	2,722,757	USD	628,000	SCB	11/13/18	—	189,104
UAH	11,424,600	USD	396,000	SCB	11/21/18	—	3,689
UGX	1,029,656,000	USD	268,000	CIT	12/04/18	—	1,615
UGX	830,676,000	USD	217,000	SCB	11/13/18	—	1,179
UGX	1,758,280,000	USD	452,000	SCB	12/27/18	700	—
USD	422,945	AUD	574,260	HSB	10/09/18	7,837	—
USD	1,143,681	AUD	1,570,000	HSB	11/05/18	8,555	—
USD	1,443,000	BRL	5,947,325	CIT	10/15/18	—	28,190
USD	669,000	BRL	2,220,344	HSB	10/16/18	119,789	—
USD	413,850	CAD	537,372	CIT	11/09/18	—	2,527
USD	2,164,225	EUR	1,889,000	CIT	10/15/18	—	31,231
USD	414,422	HUF	113,917,500	SCB	10/05/18	5,246	—
USD	815,000	ILS	2,912,973	CIT	11/07/18	11,977	—
USD	606,484	KZT	224,399,200	CIT	12/06/18	—	507
USD	278,476	MXN	5,461,000	HSB	11/09/18	—	11,613
USD	771,493	NGN	285,645,250	SCB	12/27/18	—	3,345
USD	391,661	PHP	21,230,790	CIT	10/02/18	—	1,283
USD	422,375	RON	1,590,959	CIT	03/15/19	26,546	—
USD	562,000	RUB	38,565,002	HSB	10/15/18	—	25,877
USD	235,299	RUB	15,498,000	SCB	10/15/18	—	949
USD	419,532	THB	13,610,000	HSB	10/02/18	—	1,309
USD	84,061	TRY	412,440	CIT	11/13/18	17,578	—
USD	130,000	TRY	909,350	CIT	11/13/18	—	16,583
USD	523,477	TRY	2,691,000	CIT	11/13/18	89,700	—
USD	556,476	TRY	2,847,000	CIT	11/13/18	97,552	—
USD	677,878	ZAR	10,136,000	SCB	11/08/18	—	35,392
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$573,276	$858,104

Currency Abbreviations:

ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GHS	— Ghanaian Cedi

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2018 (unaudited)

HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MAD	— Moroccan Dirham
MXN	— Mexican New Peso
NGN	— Nigerian Naira
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UAH	— Ukranian Hryvnia
UGX	— Ugandan Shilling
USD	— United States Dollar
ZAR	— South African Rand

Counterparty Abbreviations:

BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2018 (unaudited)

(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2018, these securities amounted to 0.5% of net assets.
(»)	Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry† (as a percentage of net assets):
Auto Components	0.7%
Banks	16.3
Beverages	4.4
Capital Markets	3.0
Communications Equipment	4.7
Diversified Telecommunication Services	2.9
Electrical Equipment	5.6
Electronic Equipment, Instruments & Components	1.3
Entertainment	0.5
Equity Real Estate Investment Trusts (REITs)	2.6
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	3.0
Household Durables	1.5
Independent Power & Renewable Electricity Producers	2.7
Insurance	1.4
IT Services	0.4
Machinery	1.4
Media	0.8
Metals & Mining	5.0
Mortgage Real Estate Investment Trusts (REITs)	2.6
Oil, Gas & Consumable Fuels	14.9
Pharmaceuticals	8.4
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	5.1
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.9
Thrifts & Mortgage Finance	0.3
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	3.0
Subtotal	96.5
Foreign Government Obligations	14.2
Short-Term Investments	1.1
Total Investments	111.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 26, 2018